Current provisions and other current financial and non-financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Development of provisions
Provisions for performance-based compensation plan for managerial staff	€ 101,965	€ 142,446
Provisions for accrued severance payments	53,366	45,077
Provisions for cash-settled share-based plans	32,194	25,309
Miscellaneous current liabilities
Put option liabilities	638,009	807,207
Unapplied cash and receivable credit balances	392,047	464,182
Invoices outstanding	263,330	251,980
Derivatives	10,834	41,859
Customer rebates, bonuses, commissions	130,639	34,416
Legal matters, advisory and audit fees	17,910	27,540
Variable payments outstanding for acquisitions	238	1,127
Other	148,510	159,062
Other current financial liabilities	1,601,517	1,787,373
Personnel liabilities	683,813	726,278
VAT and other (non-income) tax liabilities	139,244	139,981
Contract liabilities	97,951	66,735
Deferred Income	16,414	15,430
Other	102,321	103,142
Other current liabilities	1,039,743	€ 1,051,566
Current provisions
Development of provisions
Provisions at beginning of period	448,368
Foreign currency translation	(37,465)
Utilized	(220,176)
Reversed	(64,849)
Additions	269,294
Reclassifications	36,198
Provisions at end of period	431,370
Current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period	244,382
Foreign currency translation	(19,118)
Utilized	(143,751)
Reversed	(10,845)
Additions	134,132
Reclassifications	26,486
Provisions at end of period	231,286
Current provisions | Self-insurance programs
Development of provisions
Provisions at beginning of period	106,520
Foreign currency translation	(13,086)
Utilized	(55,328)
Reversed	(42,117)
Additions	104,777
Reclassifications	12,166
Provisions at end of period	112,932
Current provisions | Risk of lawsuit
Development of provisions
Provisions at beginning of period	16,334
Foreign currency translation	(1,377)
Utilized	(4,695)
Reversed	(2,289)
Additions	17,551
Reclassifications	(2,427)
Provisions at end of period	23,097
Current provisions | Other provisions
Development of provisions
Provisions at beginning of period	81,132
Foreign currency translation	(3,884)
Utilized	(16,402)
Reversed	(9,598)
Additions	12,834
Reclassifications	(27)
Provisions at end of period	€ 64,055